Insurance Contracts - Summary of Changes in Insurance Contract Assets and Insurance Contract Liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	₩ 51,915,494	₩ 46,402,697
Insurance revenue	(7,335,372)	(6,771,649)
Insurance claims and expenses	5,601,894	4,895,155
Amortization of insurance acquisition cash flows	392,331	294,733
Changes in fulfilment cash flows relating to incurred claims	(98,288)	(190,946)
Losses on onerous contracts and reversals	72,401	174,282
Other insurance service expenses	(8,525)	129
Insurance service result	(1,375,559)	(1,598,296)
Insurance finance income and expenses	899,876	6,167,040
Investment components	0	0
Premiums received	14,984,482	13,777,045
Insurance acquisition cash flows	(3,114,043)	(2,815,098)
Incurred claims and expenses	(7,504,556)	(7,017,862)
Other cashflow	(3,073,285)	(3,000,166)
Total cashflow	1,292,598	943,919
Other	126	134
Ending	52,732,535	51,915,494
Insurance contracts to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	3,672,016	3,985,653
Insurance revenue	(4,316,509)	(4,245,506)
Insurance claims and expenses	3,659,995	3,403,228
Amortization of insurance acquisition cash flows	475,363	468,844
Changes in fulfilment cash flows relating to incurred claims	109,215	(168,211)
Losses on onerous contracts and reversals	5,904	3,673
Other insurance service expenses	2,909	3,281
Insurance service result	(63,123)	(534,691)
Insurance finance income and expenses	21,606	66,099
Investment components	0	0
Premiums received	4,398,915	4,255,795
Insurance acquisition cash flows	(483,180)	(478,578)
Incurred claims and expenses	(3,763,677)	(3,659,534)
Other cashflow	0	0
Total cashflow	152,058	117,683
Other	3,786	37,272
Ending	3,786,343	3,672,016
Other than Loss Component | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	49,044,234	43,732,306
Insurance revenue	(7,335,372)	(6,771,649)
Insurance claims and expenses	0	0
Amortization of insurance acquisition cash flows	392,331	294,733
Changes in fulfilment cash flows relating to incurred claims	0	0
Losses on onerous contracts and reversals	0	0
Other insurance service expenses	(8,525)	129
Insurance service result	(6,951,566)	(6,476,787)
Insurance finance income and expenses	827,970	6,091,991
Investment components	(5,246,766)	(5,265,357)
Premiums received	14,984,482	13,777,045
Insurance acquisition cash flows	(3,114,043)	(2,815,098)
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	11,870,439	10,961,947
Other	126	134
Ending	49,544,437	49,044,234
Other than Loss Component | Insurance contracts to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	1,947,669	1,933,331
Insurance revenue	(4,316,509)	(4,245,506)
Insurance claims and expenses	0	0
Amortization of insurance acquisition cash flows	475,363	468,844
Changes in fulfilment cash flows relating to incurred claims	0	0
Losses on onerous contracts and reversals	0	0
Other insurance service expenses	2,909	3,281
Insurance service result	(3,838,237)	(3,773,381)
Insurance finance income and expenses	(3,666)	13,011
Investment components	0	(15,439)
Premiums received	4,398,915	4,255,795
Insurance acquisition cash flows	(483,180)	(478,578)
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	3,915,735	3,777,217
Other	8,151	12,930
Ending	2,029,652	1,947,669
Loss Component | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	690,599	540,113
Insurance claims and expenses	(48,207)	(44,783)
Amortization of insurance acquisition cash flows	0	0
Changes in fulfilment cash flows relating to incurred claims	0	0
Losses on onerous contracts and reversals	72,401	174,282
Other insurance service expenses	0	0
Insurance service result	24,194	129,499
Insurance finance income and expenses	16,919	20,987
Investment components	0	0
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	731,712	690,599
Loss Component | Insurance contracts to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	5,780	2,107
Insurance revenue	0	0
Insurance claims and expenses	0	0
Amortization of insurance acquisition cash flows	0	0
Changes in fulfilment cash flows relating to incurred claims	0	0
Losses on onerous contracts and reversals	5,904	3,673
Other insurance service expenses	0	0
Insurance service result	5,904	3,673
Insurance finance income and expenses	0	0
Investment components	0	0
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	11,684	5,780
Liability for Incurred Claims | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	2,180,661	2,130,278
Insurance claims and expenses	5,650,101	4,939,938
Amortization of insurance acquisition cash flows	0	0
Changes in fulfilment cash flows relating to incurred claims	(98,288)	(190,946)
Losses on onerous contracts and reversals	0	0
Other insurance service expenses	0	0
Insurance service result	5,551,813	4,748,992
Insurance finance income and expenses	54,987	54,062
Investment components	5,246,766	5,265,357
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	(7,504,556)	(7,017,862)
Other cashflow	(3,073,285)	(3,000,166)
Total cashflow	(10,577,841)	(10,018,028)
Other	0	0
Ending	2,456,386	2,180,661
Liability for Incurred Claims | Insurance contracts to which premium allocation approach has been applied | Estimates of present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	1,628,256	1,953,780
Insurance revenue	0	0
Insurance claims and expenses	3,630,127	3,370,974
Amortization of insurance acquisition cash flows	0	0
Changes in fulfilment cash flows relating to incurred claims	161,237	(123,122)
Losses on onerous contracts and reversals	0	0
Other insurance service expenses	0	0
Insurance service result	3,791,364	3,247,852
Insurance finance income and expenses	23,392	48,140
Investment components	0	15,439
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	(3,763,677)	(3,659,534)
Other cashflow	0	0
Total cashflow	(3,763,677)	(3,659,534)
Other	(3,997)	22,579
Ending	1,675,338	1,628,256
Liability for Incurred Claims | Insurance contracts to which premium allocation approach has been applied | Risk adjustment for non-financial risk
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning	90,311	96,435
Insurance revenue	0	0
Insurance claims and expenses	29,868	32,254
Amortization of insurance acquisition cash flows	0	0
Changes in fulfilment cash flows relating to incurred claims	(52,022)	(45,089)
Losses on onerous contracts and reversals	0	0
Other insurance service expenses	0	0
Insurance service result	(22,154)	(12,835)
Insurance finance income and expenses	1,880	4,948
Investment components	0	0
Premiums received	0	0
Insurance acquisition cash flows	0	0
Incurred claims and expenses	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	(368)	1,763
Ending	₩ 69,669	₩ 90,311